                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment           [ ]; Amendment Number: ____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Assets, Inc.
Address: 11455 El Camino Real, Suite 200
         San Diego, CA 92130

Form 13F File Number: 028-11686

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert F. Barton
Title: Chief Financial Officer
Phone: 858-350-2600

Signature, Place, and Date of Signing:


        /s/ Robert F. Barton            San Diego, CA       2/12/2009
-------------------------------------   -------------   -----------------
             [Signature]                [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number   Name
---------------------   -----------------------------
28-11688                Insurance Company of the West

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:            6

Form 13F Information Table Value Total:     $156,041
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13-F File Number   Name
-----   ---------------------   -----------------------------
No. 1   28-11688                Insurance Company of the West

                           Form 13-F Information Table
                             as of December 31, 2008

                                                                                            VOTING AUTHORITY
                TITLE OF             VALUE    SHARES/                  INVSTMT   OTHER  -----------------------
NAME OF ISSUER    CLASS    CUSIP   (X$1000)   PRN AMT  SH/PRN PUT/CALL DSCRETN MANAGERS    SOLE     SHARED NONE
--------------- -------- --------- -------- ---------- ------ -------- ------- -------- ---------- ------- ----
WACHOVIA CORP   com      929903102  155,066 27,990,269 SH              sole             27,990,269
AMBAC FINANCIAL com      023139108      152    116,600 SH              Sole                116,600
CITIGROUP INC   com      125581108      742    110,600 SH              Sole                110,600
MBIA INC        com      55262C100       81     20,000 SH              Sole                 20,000

TOTAL                            4  156,041 28,237,469                                  28,237,469